Deferred Revenue	12 Months Ended
Jun. 30, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue Disclosure

NOTE 11 – Deferred Revenue

In June 2015, the Company entered into an exclusive manufacture and supply agreement with Rodney Peterson (an unrelated third party) or his designee, Rocky Mountain High Canada, Inc. (RMHC) for distribution rights to RMHC. Under the agreement, RMHC was required to pay the Company $500,000 before June 30, 2015 and submit an additional $150,000 prior to a production run of 1,000,000 cans of product covered under the agreement. The Company received $200,000 on July 29, 2015 and $300,000 on August 28, 2015, which was recorded as deferred revenue as of June 30, 2016. The additional $150,000 was not received. The Company filed a breach of contract lawsuit with the objective of recovering outstanding obligations. During the year ended June 30, 2017 the Company settled the case with RMHC and issued 6,800,000 shares of common stock in exchange for the $500,000 already received.